Consolidated Statements of Cash Flows (Unaudited) (Parentheticals) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Statement of Cash Flows [Abstract]
Restricted cash	$ 353	$ 1,154